S000001270 [Member] Expense Example - INTERNATIONAL EQUITY FUND - INTERNATIONAL EQUITY FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	348
Expense Example, with Redemption, 10 Years	$ 797